Interest-bearing Deposits - Scheduled maturities of time deposits (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
2015	$ 51,911,089
2016	20,213,799
2017	10,056,961
2018	5,760,161
2019	6,657,553
Time deposits	$ 94,599,563	$ 108,151,569